Note 20 - Fair Value Measurements - Schedule of Asset and Liabilities at Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Cash and cash equivalents	$ 3,717	$ 7,560	$ 7,952		$ 58,626
Receivables	1,310	1,081
Assets	151,447	148,692	187,524	[1]
Accounts payable and accrued liabilities	3,579	8,828
Accrued interest	2,799	5,730
Long-term government loan payable	7,824	4,299
Convertible notes payable 1	63,963	40,101
Warrants – Convertible Notes payable 1	1,582	1,421
Royalty	1,283	858
Liabilities	87,129	65,394	$ 61,015	[1]
Warrants derivative liability	0	7
Fair value model [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables	0	0
Marketable securities	12	595
Assets	12	595
Accounts payable and accrued liabilities	0	0
Accrued interest	0	0
Long-term government loan payable	0	0
Convertible notes payable 1	63,963	40,101
Warrants – Convertible Notes payable 1	1,582	1,421
Royalty	0	0
Liabilities	65,545	41,529
Warrants derivative liability		7
At cost [member]
Statement Line Items [Line Items]
Cash and cash equivalents	3,717	7,560
Restricted cash	1,208	2,096
Receivables	1,310	1,081
Marketable securities	0	0
Assets	6,235	10,737
Accounts payable and accrued liabilities	3,579	8,828
Accrued interest	2,799	5,730
Long-term government loan payable	7,824	4,299
Convertible notes payable 1	0	0
Warrants – Convertible Notes payable 1	0	0
Royalty	1,283	858
Liabilities	15,485	19,715
Warrants derivative liability		0
At fair value [member]
Statement Line Items [Line Items]
Cash and cash equivalents	3,717	7,560
Restricted cash	1,208	2,096
Receivables	1,310	1,081
Marketable securities	12	595
Assets	6,247	11,332
Accounts payable and accrued liabilities	3,579	8,828
Accrued interest	2,799	5,730
Long-term government loan payable	7,824	4,299
Convertible notes payable 1	63,963	40,101
Warrants – Convertible Notes payable 1	1,582	1,421
Royalty	1,283	858
Liabilities	81,030	61,244
Warrants derivative liability		7
At fair value [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables	0	0
Marketable securities	12	595
Assets	12	595
Accounts payable and accrued liabilities	0	0
Accrued interest	0	0
Long-term government loan payable	0	0
Convertible notes payable 1	0	0
Warrants – Convertible Notes payable 1	0	0
Royalty	0	0
Liabilities	0	0
Warrants derivative liability		0
At fair value [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables	0	0
Marketable securities	0	0
Assets	0	0
Accounts payable and accrued liabilities	0	0
Accrued interest	0	0
Long-term government loan payable	0	0
Convertible notes payable 1	0	0
Warrants – Convertible Notes payable 1	0	0
Royalty	0	0
Liabilities	0	0
Warrants derivative liability		0
At fair value [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Receivables	0	0
Marketable securities	0	0
Assets	0	0
Accounts payable and accrued liabilities	0	0
Accrued interest	0	0
Long-term government loan payable	0	0
Convertible notes payable 1	63,963	40,101
Warrants – Convertible Notes payable 1	1,582	1,421
Royalty	0	0
Liabilities	$ 65,545	41,529
Warrants derivative liability		$ 7

[1]	The Company has reclassified the Exploration and Evaluation assets, liabilities, and results from the Corporate and Other category and comparatives have been updated to reflect this change.